13F-HR

05/15/04

0001103804
#ci2ikbo

NONE
1

Carl Casler
203-863-5039

ccasler@vikingglobal.com

13F-HR
Form 13F Holdings Report
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Viking Global Investors, L.P.
Address:  55 Railroad Avenue, Greenwich, CT 06830

13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:       Brian Smith
Title:	Chief Financial Officer
Phone:	203-863-5030
Signature, Place and Date of Signing: Greenwich, CT

    Brian Smith  May 15, 2004

Report Type (Check only one.):
[ X]      13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    81

Form 13F Information Table Value Total: 2,088,684

FORM 13F INFORMATION TABLE
Expr1	NAME OF ISSUER	TITLE OF CLASS	Cusip	VALUEX($1000)	SHARES/PRN AMT	SH/PRN	PUT/CALL
INVSTMT DISCRETN	SOLE	SHARED	NONE
D	Access Pharmaceuticals Inc.	COMMON STOCK	00431M209	1605	250000	SH		SOLE	250000
D	Allergan Inc	COMMON STOCK	018490102	3080	36600	SH		SOLE	36600
D	Alliance Capital Management	COMMON STOCK	01855A101	34724	943600	SH		SOLE	943600
D	American Home Mortgage Investors	COMMON STOCK	02660R107	9374	325500	SH		SOLE	325500
D	American Tower -CL A	COMMON STOCK	029912201	17232	1518300	SH		SOLE	1518300
D	Americredit Corp.	COMMON STOCK	03060R101	8515	500000	SH		SOLE	500000
D	Antigenics Inc	COMMON STOCK	037032109	40470	3796500	SH		SOLE	3796500
D	Apollo Group, Inc.	COMMON STOCK	037604105	80542	934800	SH		SOLE	934800
D	Ariad Pharmaceuticals, Inc.	COMMON STOCK	04033A100	2784	291600	SH		SOLE	291600
D	Axonyx Inc.	COMMON STOCK	05461R101	8221	1259000	SH		SOLE	1259000
D	Best Buy	COMMON STOCK	086516101	85627	1655600	SH		SOLE	1655600
D	Biogen Idec Inc.	COMMON STOCK	09062X103	67476	1213600	SH		SOLE	1213600
D	Biolase Technology Inc,	COMMON STOCK	090911108	1636	93500	SH		SOLE	93500
D	Brocade Communication Systems	COMMON STOCK	111621108	18167	2736000	SH		SOLE	2736000
D	Career Education Corp.	COMMON STOCK	141665109	153007	2705700	SH		SOLE	2705700
D	Carnival Corp.	COMMON STOCK	143658300	25926	577300	SH		SOLE	577300
D	CDW Computer Centers Inc.	COMMON STOCK	12512N105	14880	220100	SH		SOLE	220100
D	Cell Therapeutics Inc	COMMON STOCK	150934107	10585	1251300	SH		SOLE	1251300
D	Cephalon Inc	COMMON STOCK	156708109	60431	1054100	SH		SOLE	1054100
D	Chicago Mercantile Exchange	COMMON STOCK	167760107	1296	13400	SH		SOLE	13400
D	Clear Channel Communications	COMMON STOCK	184502102	48592	1147400	SH		SOLE	1147400
D	Conceptus Inc.	COMMON STOCK	206016107	6274	524200	SH		SOLE	524200
D	Connetics Corp	COMMON STOCK	208192104	220	10000	SH		SOLE	10000
D	Cortex Pharmaceuticals, Inc.	COMMON STOCK	220524300	3016	1069600	SH		SOLE	1069600
D	Countrywide Financial Corp.	COMMON STOCK	222372104	162630	1695833	SH		SOLE	1695833
D	Cubist Pharmaceuticals Inc	COMMON STOCK	229678107	11478	1249000	SH		SOLE	1249000
D	Cyberonics	COMMON STOCK	23251P102	10990	458900	SH		SOLE	458900
D	Cyberonics	Put	23251P952	6400	200000	SH		SOLE	2000
D	Dell Computer Corp.	COMMON STOCK	24702R101	50665	1507000	SH		SOLE	1507000
D	Dollar General	COMMON STOCK	256669102	87845	4575300	SH		SOLE	4575300
D	Drugstore.com Inc	COMMON STOCK	262241102	613	114100	SH		SOLE	114100
D	Ebay Inc.	COMMON STOCK	278642103	20721	299100	SH		SOLE	299100
D	Elan Corp PLC - ADR	ADRS STOCKS	284131208	30123	1460900	SH		SOLE	1460900
D	Emisphere Technologies	COMMON STOCK	291345106	8506	1287100	SH		SOLE	1287100
D	Endocare Inc.	COMMON STOCK	29264P104	1799	493000	SH		SOLE	493000
D	Fleetboston Financial Corp.	COMMON STOCK	339030108	23141	515400	SH		SOLE	515400
D	Gap Inc.	COMMON STOCK	364760108	8522	388800	SH		SOLE	388800
D	GenVec Inc.	COMMON STOCK	37246C109	34	10000	SH		SOLE	10000
D	Hasbro Inc	COMMON STOCK	418056107	56064	2577700	SH		SOLE	2577700
D	Human Genome Sciences Inc.	COMMON STOCK	444903108	32081	2560400	SH		SOLE	2560400
D	Imclone Systems	COMMON STOCK	45245W109	11647	229500	SH		SOLE	229500
D	Intel Corp	COMMON STOCK	458140100	9479	348500	SH		SOLE	348500
D	Interactivecorp	COMMON STOCK	45840Q101	144764	4576800	SH		SOLE	4576800
D	Intermune Inc.	COMMON STOCK	45884X103	60479	3101500	SH		SOLE	3101500
D	Introgen Therapeutics Inc.	COMMON STOCK	46119F107	2788	325000	SH		SOLE	325000
D	Investors Financial Svcs CP	COMMON STOCK	461915100	6404	155100	SH		SOLE	155100
D	J.C. Penny Company Inc.	COMMON STOCK	708160106	15310	440200	SH		SOLE	440200
D	Keryx Biopharmaceuticals	COMMON STOCK	492515101	764	50000	SH		SOLE	50000
D	KOS Pharmaceuticals Inc.	COMMON STOCK	500648100	6807	167100	SH		SOLE	167100
D	Lamar Advertising Co.	COMMON STOCK	512815101	31230	774000	SH		SOLE	774000
D	Lowe's Companies	COMMON STOCK	548661107	24955	444600	SH		SOLE	444600
D	McDonald's Corporation	COMMON STOCK	580135101	45317	1586200	SH		SOLE	1586200
D	Medimmune Inc.	COMMON STOCK	584699102	112235	4862900	SH		SOLE	4862900
D	MI Developments Inc - Cl A	COMMON STOCK	55304X104	30228	1079600	SH		SOLE	1079600
D	Millipore Corp	COMMON STOCK	601073109	12171	236900	SH		SOLE	236900
D	M-Systems Flash Disk Pioneer	ADRS STOCKS	M7061C100	23011	1125800	SH		SOLE	1125800
D	Neurochem Inc.	ADRS STOCKS	64125K101	40139	1882700	SH		SOLE	1882700
D	News Corporation Class A	ADRS STOCKS	652487802	68258	2152600	SH		SOLE	2152600
D	Nexmed Inc	COMMON STOCK	652903105	3453	1233300	SH		SOLE	1233300
D	NPS Pharmaceuticals Inc	COMMON STOCK	62936P103	7817	274100	SH		SOLE	274100
D	NTL Inc.	COMMON STOCK	62940M104	35003	588000	SH		SOLE	588000
D	Orthodontic Centers of Amererica	COMMON STOCK	68750P103	5389	682200	SH		SOLE	682200
D	Pall Corp	COMMON STOCK	696429307	4749	209300	SH		SOLE	209300
D	PalmOne Inc.	COMMON STOCK	69713P107	1089	50899	SH		SOLE	50899
D	PalmSource Inc.	COMMON STOCK	697154102	286	15768	SH		SOLE	15768
D	PMC-Sierra Inc.	COMMON STOCK	69344F106	10906	642700	SH		SOLE	642700
D	Praecis Pharmaceuticals Inc.	COMMON STOCK	739421105	2829	478700	SH		SOLE	478700
D	Prometic Life Sciences Inc	COMMON STOCK	74342Q104	2241	1205000	SH		SOLE	1205000
D	Redback Networks Inc.	COMMON STOCK	757209507	126	20126	SH		SOLE	20126
D	Regal Entertainment Group	COMMON STOCK	758766109	35049	1594610	SH		SOLE	1594610
D	Silicon Laboratories Inc.	COMMON STOCK	826919102	9571	181000	SH		SOLE	181000
D	Skyworks Solutions  Inc.	COMMON STOCK	83088M102	19955	1710000	SH		SOLE	1710000
D	Strayer Education Inc.	COMMON STOCK	863236105	48257	412600	SH		SOLE	412600
D	Tanox Inc.	COMMON STOCK	87588Q109	5019	337100	SH		SOLE	337100
D	Targeted Genetics Corp.	COMMON STOCK	87612M108	21	10000	SH		SOLE	10000
D	Trimeris INC	COMMON STOCK	896263100	3315	224800	SH		SOLE	224800
D	Vion Pharmaceuticals Inc.	COMMON STOCK	927624106	2581	652000	SH		SOLE	652000
D	ViroPharma Inc.	COMMON STOCK	928241108	735	319600	SH		SOLE	319600
D	W.P. Stewart & Co. Ltd.	COMMON STOCK	G84922106	20713	1038800	SH		SOLE	1038800
D	Wal-Mart Stores Inc	COMMON STOCK	931142103	8302	139100	SH		SOLE	139100






S REPORT SUMMARY 80 DATA RECORDS 2,088,684
OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

13F: Report Creation

NOTE: The 13F-HR File ends on the line labeled All information following this line is informational and should not be included in the SEC Filing.